Registration No. 333-153809
                                                     Registration No. 811-01705
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    |X|


           Pre-Effective Amendment No.                                     | |

                                       ----                                |X|

           Post-Effective Amendment No.  2
                                       ----
                                     AND/OR


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            |X|


                                                                           |X|
           Amendment No. 211
                         ---
                        (Check appropriate box or boxes)
                        --------------------------------


                               SEPARATE ACCOUNT A
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)
                           --------------------------


                      AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------


                                   DODIE KENT
                           VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL


                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------


                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                               Goodwin Procter LLP
                         901 New York Avenue, Northwest
                             Washington, D.C. 20001
                        ---------------------------------

         Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):


|X|     Immediately upon filing pursuant to paragraph (b) of Rule 485.


| |     On _________ pursuant to paragraph (b) of Rule 485.


| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On _________, 2008 pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under individual variable annuity contracts.

                                      Note

This Post Effective Amendment No. 2 ("PEA") to the Form N-4 Registration Statement File No. 333-153809 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the currently effective Prospectus, Statement of Additional Information or supplements to the Prospectus and Statement of Additional Information, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company
SUPPLEMENT DATED AUGUST 17, 2009 TO THE MAY 1, 2009 PROSPECTUS FOR
EQUI-VEST(R) (SERIES 201) EMPLOYER-SPONSORED RETIREMENT PLANS
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.


1. CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST
   ("TRUSTS")


   A. PORTFOLIO MERGERS

   The Boards of Trustees of EQ Advisors Trust and AXA Premier VIP Trust (each, a "Trust" and collectively, the "Trusts") have approved forms of Plans of Reorganization and Termination ("Reorganization Plans"), which provide for the reorganization of each of the Existing Portfolios listed below into a corresponding Proposed Replacement Portfolio of the respective Trust (each, a "Merger" and collectively, the "Mergers"):


--------------------------------------------------------------------------------
  Existing Portfolio          Proposed Replacement Portfolio
--------------------------------------------------------------------------------
  AXA Premier VIP Trust
--------------------------------------------------------------------------------
  Multimanager Health Care    Multimanager Aggressive Equity
--------------------------------------------------------------------------------
  EQ Advisors Trust
--------------------------------------------------------------------------------
  EQ/Long Term Bond           EQ/Core Bond Index
--------------------------------------------------------------------------------
  EQ/Van Kampen Real Estate   EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------

  The Reorganization Plans are subject to approval by shareholders of each of the Existing Portfolios. Special shareholder meetings of the EQ/Long Term Bond and EQ/Van Kampen Real Estate Portfolios are scheduled to be held on or about August 26, 2009. Also, a special shareholder meeting of the Multimanager Health Care Portfolio is scheduled to be held on or about September 10, 2009. It is anticipated that, subject to shareholder approval, the effective date of the Mergers of the Portfolios holding their special shareholder meetings on or about August 26, 2009 will be on or about September 4, 2009, and the effective date of the Merger of the Portfolio holding its special shareholder meeting on or about September 10, 2009 will be on or about September 18, 2009. We will move the assets from the variable investment options (the "replaced options") that exist in each of the Existing Portfolios to the variable investment option (the "surviving option") that exists in the corresponding Proposed Replacement Portfolio on the effective dates of the Mergers. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the corresponding surviving option. Any allocation election to a replaced option will be considered as an allocation election to the corresponding surviving option. Upon the effective dates of the Reorganization Plans, all references to the corresponding investment options of the Existing Portfolios in the Prospectus will change to the corresponding investment options of the relevant Proposed Replacement Portfolios.


  B. PORTFOLIO NAME AND SUBADVISER CHANGE

  Effective on or about September 1, 2009, subject to regulatory approval, the name of the EQ/Focus PLUS Portfolio will change to EQ/Equity Growth PLUS. Accordingly, all references to that Portfolio's corresponding investment option in the Prospectus are also changed. Please see "Portfolios of the Trusts" later in this supplement for more information relating to changes to this Portfolio.


  C. PORTFOLIO ADDITION

  Effective on or about September 18, 2009, a new variable investment option, All Asset Allocation, will become available under your EQUI-VEST(R) contract.


888-565 (7/09)

                                                      Catalog No. 142532 (7/09)
EQ 201 NB/IF (SAR)                                                      x02753

2. FEE TABLE

   The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus. This table shows the fees and expenses for 2008 as an annual percentage of each Portfolio's daily average net assets.

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Acquired                                     Net Total
                                                                      Fund Fees     Total Annual    Fee Waivers      Annual
                                                                         and          Expenses        and/or        Expenses
                                                                       Expenses       (Before         Expense        (After
                                   Management     12b-1      Other   (Underlying      Expense       Reimburse-      Expense
 Portfolio Name                       Fees        Fees    Expenses   Portfolios)    Limitations)       ments      Limitations)
------------------------------------------------------------------------------------------------------------------------------------
  AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------------------------------------
  Multimanager Aggressive Equity 0.59%         0.25%     0.16%        --          1.00%              --          1.00%
------------------------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
  All Asset Allocation           0.10%         0.25%     0.23%      0.97%         1.55%           (0.23)%        1.32%
  EQ/Core Bond Index             0.35%         0.25%     0.11%        --          0.71%              --          0.71%
------------------------------------------------------------------------------------------------------------------------------------

3. REVISED "EXAMPLE"

   The following information is added under "Example" in the Prospectus.



-------------------------------------------------------------------------------------------------------------
                                  If you surrender your contract at the   If you annuitize at the end of the
                                    end of the applicable time period        applicable time period(1)
-------------------------------------------------------------------------------------------------------------
                                     1        3         5        10       1        3         5        10
 Portfolio Name                     year    years     years     years    year    years     years     years
  AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------------
  Multimanager Aggressive Equity    $701   $1,223    $1,761    $2,696    N/A    $1,223    $1,761    $2,696
-------------------------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------------
  All Asset Allocation              $756   $1,388    $2,045    $3,258    N/A    $1,388    $2,045    $3,258
  EQ/Core Bond Index                $672   $1,136    $1,608    $2,387    N/A    $1,136    $1,608    $2,387
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
                                 If you do not surrender your contract
                               at the end of the applicable time period
-------------------------------------------------------------------------------------------------------------
                                      1      3        5        10
 Portfolio Name                     year   years    years     years
-------------------------------------------------------------------------------------------------------------
  AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------------
  Multimanager Aggressive Equity    $239   $737    $1,261    $2,696
-------------------------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------------
  All Asset Allocation              $297   $910    $1,547    $3,258
  EQ/Core Bond Index                $209   $646    $1,108    $2,387
-------------------------------------------------------------------------------------------------------------

     (1) Please see "When withdrawal charges do not apply" in "Charges and expenses" in the Prospectus for more information on withdrawal charge waivers upon annuitization.

4.   PORTFOLIOS OF THE TRUSTS

     The following information is added under "Portfolios of the Trusts" in "Contract features and benefits" in the Prospectus, relating to the Proposed Replacement Portfolios. See the Prospectus for more information.


------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                               Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                             applicable)
------------------------------------------------------------------------------------------------------------------------------------
  MULTIMANAGER AGGRESSIVE     Long-term growth of capital.                          o AllianceBernstein L.P.
    EQUITY
                                                                                    o ClearBridge Advisors, LLC
                                                                                    o Legg Mason Capital Management, Inc.
                                                                                    o Marsico Capital Management, LLC
                                                                                    o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
   EQ Advisors Trust                                                                Investment Manager (or Sub-Adviser(s), as
   Portfolio Name             Objective                                             applicable)
------------------------------------------------------------------------------------------------------------------------------------
  ALL ASSET ALLOCATION        Seeks long-term capital appreciation and current      o AXA Equitable
                              income.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/CORE BOND INDEX          Seeks to achieve a total return before expenses       o SSgA Funds Management, Inc.
                              that approximates the total return performance
                              of the Barclays Capital U.S. Aggregate Bond
                              Index ("Index"), including reinvestment of
                              dividends, at a risk level consistent with that of
                              the Index.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/EQUITY GROWTH PLUS       Seeks to achieve long-term growth of capital.         o AXA Equitable
                                                                                    o BlackRock Capital Management, Inc.
                                                                                    o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

   EQUI-VEST(R) is a registered service mark of AXA Equitable Life Insurance
                            Company (AXA Equitable).
     EQUI-VEST(R) 201 Employer-Sponsored Retirement Plans is issued by AXA
                                   Equitable.
    Distributed by affiliate AXA Advisors, LLC, 1290 Avenue of the Americas,
                               New York, NY 10104.

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 18, 2009 TO THE MAY 1, 2009 PROSPECTUS FOR

o At Retirement(SM)                o EQUI-VEST(R) Strategies
o EQUI-VEST(R)                     o EQUI-VEST(R) Strategies (Series 901)
o EQUI-VEST(R) (Series 100-500)    o EQUI-VEST(R) TSA Advantage(SM)
o EQUI-VEST(R) (Series 201)        o EQUI-VEST(R) Employer-Sponsored
o EQUI-VEST(R) At Retirement(SM)     Retirement Programs
o EQUI-VEST(R) Express(SM)         o EQUI-VEST(R) TSA contracts (Series 100 and 200) offered to Employees
o EQUI-VEST(R) Vantage(SM)           of certain non-profit organizations within the State of Oregon
---------------------------------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.

CHANGES TO PORTFOLIOS OF EQ ADVISORS TRUST

  PORTFOLIO NAME CHANGES -- SEPTEMBER 4, 2009

  Effective on or about September 4, 2009, subject to regulatory approval, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed. Please note that certain of the following Portfolios and their corresponding investment options may not be available under certain contracts.


--------------------------------------------------------------------------------------
EXISTING PORTFOLIO NAME                            NEW PORTFOLIO NAME
--------------------------------------------------------------------------------------
EQ/AXA Franklin Income Core                        EQ/Franklin Core Balanced
--------------------------------------------------------------------------------------
EQ/AXA Franklin Templeton Founding Strategy Core   EQ/Franklin Templeton Allocation
--------------------------------------------------------------------------------------
EQ/AXA Mutual Shares Core                          EQ/Mutual Large Cap Equity
--------------------------------------------------------------------------------------
EQ/AXA Templeton Growth Core                       EQ/Templeton Global Equity
--------------------------------------------------------------------------------------

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                     Life Insurance Company (AXA Equitable).
  At Retirement(SM), EQUI-VEST(R) Strategies, EQUI-VEST(R) At Retirement(SM),
            EQUI-VEST(R) Express(SM), EQUI-VEST(R) TSA Advantage(SM) and EQUI-VEST(R) Vantage(SM) are issued by and are service marks of
                                   AXA Equitable.
     Distributed by affiliate AXA Advisors, LLC, and for certain contracts co-distributed by affiliate AXA Distributors, LLC,
                1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234



888-567 (7/09)

                                                      Catalog No. 142542 (7/09)
100-500, 201, 700, 701, 800, 801, 900, 901,                              x02794
Vantage, TSA Advantage, OR, Empl.Sp., EQ@Ret, @Ret
NB/IF (SAR)

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City and State of New York, on the 13th day of August, 2009.


                                          SEPARATE ACCOUNT A OF
                                          AXA EQUITABLE LIFE INSURANCE COMPANY
                                          (Registrant)

                                          By:    AXA Equitable Life Insurance
                                                 Company (Depositor)


                                          By:  /s/ Dodie Kent
                                               -------------------------
                                                   Dodie Kent
                                                   Vice President and Associate
                                                   General Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Registration Statement to be signed on its behalf, in the City and State of New York, on this 13th day of August, 2009.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel
                                              AXA Equitable Life Insurance
                                              Company



         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Executive Vice President and
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and
                                           Chief Accounting Officer


*DIRECTORS:

Christopher M. Condron          Mary R. (Nina) Henderson     Lorie A. Slutsky
Henri de Castries               James F. Higgins             Ezra Suleiman
Denis Duverne                   Peter Kraus                  Peter J. Tobin
Charlynn Goins                  Scott D. Miller
Anthony J. Hamilton             Joseph H. Moglia



*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

August 13, 2009



                                      C-13